RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Derivative Assets and Liabilities Measured on a Recurring Basis (Details) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Fair Value Hierarchy
Derivative Instrument Assets:	CAD 509	CAD 610
Derivative Instrument Liabilities:	(937)	(1,551)
Commodity contract | Power
Fair Value Hierarchy
Derivative Instrument Assets:	479	509
Derivative Instrument Liabilities:	(448)	(717)
Foreign exchange contracts
Fair Value Hierarchy
Derivative Instrument Assets:	26	96
Derivative Instrument Liabilities:	(486)	(828)
Interest rate
Fair Value Hierarchy
Derivative Instrument Assets:	4	5
Derivative Instrument Liabilities:	(3)	(6)
Recurring basis
Fair Value Hierarchy
Assets and (liabilities), net	(428)	(941)
Recurring basis | Commodity contract | Power
Fair Value Hierarchy
Derivative Instrument Assets:	479	509
Derivative Instrument Liabilities:	(448)	(717)
Recurring basis | Foreign exchange contracts
Fair Value Hierarchy
Derivative Instrument Assets:	26	96
Derivative Instrument Liabilities:	(486)	(828)
Recurring basis | Interest rate
Fair Value Hierarchy
Derivative Instrument Assets:	4	5
Derivative Instrument Liabilities:	(3)	(6)
Recurring basis | Quoted Prices in Active Markets (Level I)
Fair Value Hierarchy
Assets and (liabilities), net	32	(68)
Recurring basis | Quoted Prices in Active Markets (Level I) | Commodity contract | Power
Fair Value Hierarchy
Derivative Instrument Assets:	134	34
Derivative Instrument Liabilities:	(102)	(102)
Recurring basis | Significant Other Observable Inputs (Level II)
Fair Value Hierarchy
Assets and (liabilities), net	(476)	(882)
Recurring basis | Significant Other Observable Inputs (Level II) | Commodity contract | Power
Fair Value Hierarchy
Derivative Instrument Assets:	326	462
Derivative Instrument Liabilities:	(343)	(611)
Recurring basis | Significant Other Observable Inputs (Level II) | Foreign exchange contracts
Fair Value Hierarchy
Derivative Instrument Assets:	26	96
Derivative Instrument Liabilities:	(486)	(828)
Recurring basis | Significant Other Observable Inputs (Level II) | Interest rate
Fair Value Hierarchy
Derivative Instrument Assets:	4	5
Derivative Instrument Liabilities:	(3)	(6)
Recurring basis | Significant Unobservable Inputs (Level III)
Fair Value Hierarchy
Assets and (liabilities), net	16	9
Recurring basis | Significant Unobservable Inputs (Level III) | Commodity contract | Power
Fair Value Hierarchy
Derivative Instrument Assets:	19	13
Derivative Instrument Liabilities:	CAD (3)	CAD (4)